MATERIAL ACCOUNTING POLICY INFORMATION (Policies)	12 Months Ended
Mar. 31, 2026
Disclosure of significant accounting policies [abstract]
Statement of Compliance [Policy Text Block]

Statement of Compliance

These consolidated financial statements, including comparatives, have been prepared using accounting policies consistent with International Financial Reporting Standards (IFRS) Accounting Standards as issued by the International Accounting Standards Board (IASB).

Basis of Presentation [Policy Text Block]

Basis of Presentation

The consolidated financial statements have been prepared using the measurement bases specified by IFRS Accounting Standards as issued by the IASB for each type of asset, liability, income and expense. The measurement bases are more fully described in the accounting policies below. The consolidated financial statements are prepared on the historical cost basis except for the debt component of the convertible debentures which are valued at fair value.

The preparation of consolidated financial statements in conformity with IFRS Accounting Standards as issued by the IASB requires management to make judgements, estimates, and assumptions [note 3] that affect the application of policies and reported amounts of assets and liabilities and disclosures of contingent assets and contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year.

The consolidated financial statements consolidate the accounts of the Company and all of its subsidiaries. The Company has the following wholly owned subsidiaries: Triera Biosciences Ltd., 1000114904 Ontario Inc., Zentek USA Inc. and Albany Graphite Corp.

Foreign Currency Translation [Policy Text Block]

Foreign Currency Translation

The consolidated financial statements are presented in Canadian dollars, which is the functional currency of the Company and its subsidiaries. In preparing the consolidated financial statements, transactions in currencies other than the entity's functional currency are recognised at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Gains/losses on translation are recorded in profit or loss.

Financial Instruments [Policy Text Block]

Financial Instruments

Financial assets

Cash and amounts receivable held for collection of contractual cash flows are measured at amortised cost.

Initial recognition and measurement

The Company determines the classification of financial assets at the time of initial recognition based on the Company's business model and the contractual terms of the cash flows.

All financial assets are recognised initially at fair value plus directly attributable transaction costs on the trade date at which the Company becomes a party to the contractual provisions of the instrument.

Subsequent measurement - financial assets at amortised cost

After initial recognition, financial assets measured at amortised cost are subsequently measured at the end of each reporting period at amortised cost using the Effective Interest Rate ("EIR") method. Amortised cost is calculated by taking into account any discount or premium on acquisition and any fees or costs that are an integral part of the EIR.

Derecognition

A financial asset is derecognised when the contractual rights to the cash flows from the asset expire, or the Company no longer retains substantially all the risks and rewards of ownership.

Impairment of financial assets

The Company's only financial assets subject to impairment are accounts and other receivables and loan receivable, which are measured at amortised cost. The Company has elected to apply the simplified approach to impairment as permitted by IFRS 9, which requires the expected lifetime loss to be recognised at the time of initial recognition of the receivable. To measure estimated credit losses, accounts receivable have been grouped based on shared credit risk characteristics, including the number of days past due. An impairment loss is reversed in subsequent periods if the amount of the expected loss decreases and the decrease can be objectively related to an event occurring after the initial impairment was recognised.

Financial liabilities

The Company's financial liabilities measured at amortised cost correspond to accounts payable and long-term debt.

Initial recognition and measurement

Financial liabilities are measured at amortised cost. The Company's financial liabilities include accounts payable and accrued liabilities and long-term debt which are measured at amortised cost. All financial liabilities are recognised initially at fair value and in the case of long-term debt, net of directly attributable transaction costs.

Subsequent measurement - financial liabilities at amortised cost

After initial recognition, financial liabilities measured at amortised cost are subsequently measured at the end of each reporting period at amortised cost using the EIR. Amortised cost is calculated by taking into account any discount or premium on acquisition and any fees or costs that are an integral part of the EIR.

Derecognition

A financial liability is derecognised when the obligation under the liability is discharged, cancelled or expires with any associated gain or loss recognised in other income or expense in the statements of loss.

Assets held for sale

The Company has accounted for assets held for sale in accordance with IFRS 5 Non-current assets held for sale and discontinued operations. Items classified as held for sale are non-current assets and liabilities that will be recovered principally through a sale transaction rather than continual use. This condition is satisfied when the asset is available for immediate sale in its present condition, management is committed to the sale, and it is highly probable to occur within one year. Non-current assets (and disposal groups) classified as held for sale are measured at the lower of their previous carrying amount and fair value less selling costs and, if significant, are presented separately from other assets as current assets on the statements of financial position. If assets are held for longer than 12 months, the Company records a provision for the expected decrease in sales value.

Gains or losses arising on the disposal of assets held for sale are determined as the difference between the disposal proceeds and the carrying amount of the assets and are recognised in profit or loss.

Exploration and Evaluation Assets [Policy Text Block]

Exploration and Evaluation Assets

Exploration and evaluation assets include the costs of acquiring licenses, costs associated with exploration and evaluation activity (e.g. geological, geophysical studies, exploratory drilling and sampling), and the fair value (at acquisition date) of exploration and evaluation assets acquired in a business combination or asset purchase. The Company follows the practice of capitalizing all costs related to the acquisition of, exploration for and evaluation of mineral claims. Costs incurred before the Company has obtained the legal rights to explore an area are recognised as expenses of the Company.

Capitalised costs are only allocated to the extent that these costs can be related directly to operational activities in the relevant area of interest where it is considered likely to be recoverable by future exploitation or sale or where the activities have not reached a stage which permits a reasonable assessment of the existence of reserves.

Exploration and evaluation assets are assessed for impairment at each financial reporting date or when facts and circumstances suggest that the carrying amount exceeds the recoverable amount. The aggregate costs related to abandoned mineral claims are charged to operations at the time of any abandonment or when it has been determined that there is evidence of a permanent impairment.

Once the technical feasibility and commercial viability of the extraction of mineral resources in an area of interest are demonstrable, exploration and evaluation assets attributable to that area of interest are first tested for impairment and then reclassified to mining property and development assets within property, plant and equipment.

Recoverability of the carrying amount of the exploration and evaluation assets is dependent on successful development and commercial exploitation, or alternatively, sale of the respective areas of interest.

Property and Equipment [Policy Text Block]

Property and Equipment

Equipment is carried at acquisition cost less subsequent depreciation and impairment losses. Depreciation is recognised on a declining balance basis over the estimated useful lives of the equipment less estimated residual value. The rates applicable are:

Building	4%
Plant and equipment	Straight-line over 20 years
Office furniture and equipment	20%
Leasehold improvements	Straight-line over lower of term of lease or economic life
Right of Use Assets	Straight-line over lower of term of lease or economic life

Material residual value estimates and estimates of useful life are updated as required, but at least annually.

Gains or losses arising on the disposal of equipment are determined as the difference between the disposal proceeds and the carrying amount of the assets and are recognised in profit or loss.

Impairment of Non-Financial Assets [Policy Text Block]

Impairment of Non-Financial Assets

At each financial reporting date, the carrying amounts of the Company's non-financial assets are reviewed to determine whether there is any indication that those assets are impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. The recoverable amount is the higher of fair values less costs to sell, and value in use.

Fair value is determined as the amount that would be obtained from the sale of the asset in an arm's length transaction between knowledgeable and willing parties. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and the impairment loss is recognised in the profit or loss for the period.

For the purposes of impairment testing, exploration and evaluation assets are allocated to cash-generating units to which the exploration activity relates. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash-generating unit to which the asset belongs. When an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognised immediately in profit or loss.

Tangible assets that have been impaired in prior periods are tested for possible reversal of impairment whenever events or changes in circumstances indicate that the impairment has reversed. If the impairment has reversed, the carrying amount of the asset is increased to its recoverable amount but not beyond the carrying amount that would have been determined had no impairment loss been recognized for the asset in the prior periods. A reversal of an impairment loss is recognized into earnings immediately.

Share Capital [Policy Text Block]	Share Capital Share capital represents the fair value of consideration received, less related costs.
Warrants [Policy Text Block]

Warrants

Warrants are recorded at their fair value on the date of issue, net of issue costs. The Company uses the Black-Scholes option pricing model to estimate the fair value of warrants issued. On the exercise of warrants, consideration received and the accumulated warrant value attributed to the portion exercised is credited to share capital. For those warrants that expire after vesting, the recorded value is transferred to deficit.

Units Issued (Common Shares with Warrants) [Policy Text Block]

Units Issued (Common Shares with Warrants)

The Company may issue units consisting of common shares and warrants in public or private offerings. Each unit typically consists of one common share and a fraction or whole of a common share purchase warrant. The Company accounts for the issuance of such units in accordance with IAS 32 - Financial Instruments: Presentation and IFRS 9 - Financial Instruments, as follows:

- The common share component is classified as equity and measured at the residual amount after determining the fair value of any financial liability components.

- The warrant component is evaluated to determine whether it meets the definition of an equity instrument under IAS 32. If the warrants are:

- Equity-classified (e.g., fixed-for-fixed in the entity's own equity): the allocated amount is recorded within equity (typically as "Warrants").

- Liability-classified (e.g., cash-settled or with variable settlement terms): the fair value of the warrants is recorded as a financial liability at initial recognition, with subsequent changes in fair value recognized in profit or loss.

The allocation of proceeds from unit issuances is performed using the relative fair value method, unless the warrants are classified as liabilities. In that case, the liability component is measured first at fair value, with the residual amount allocated to equity.

Transaction costs directly attributable to the issuance of equity instruments are deducted from equity, net of any related tax effects. Costs attributable to the issuance of financial liabilities are expensed as incurred or included in the initial carrying amount of the liability as appropriate.

Share-Based Payments [Policy Text Block]

Share-Based Payments

Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date. Details regarding the determination of the fair value of equity-settled share-based transactions are set out in the share-based payment note. See note 12(c).

The fair value determined at the grant date of the equity-settled share-based payments is expensed over the period during which the employee becomes unconditionally entitled to equity instruments, based on the Company's estimate of equity instruments that will eventually vest. At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognised in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the equity-settled employee benefits reserve.

Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the entity obtains the goods or the counterparty renders the service.

Charges for options that are forfeited before vesting are reversed from share-based payment reserve and credited to deficit. For those options that expire after vesting, the recorded value is transferred to deficit.

On the exercise of options, consideration received and the accumulated option value attributed to the portion exercised is credited to share capital.

Cash and Cash Equivalents [Policy Text Block]

Cash and Cash Equivalents

The Company's policy is to disclose cash, bank account balances, cashable investment-grade deposit certificates and non-cashable investment-grade deposit certificates that are readily convertible to a known amount of cash and be subject to an insignificant risk of changes in value as cash and cash equivalents. Cash and cash equivalents are held in Canadian chartered banks or financial institutions controlled by a Canadian chartered bank.

Segment Reporting [Policy Text Block]

Segment Reporting

Segment results that are reported to the Chief Operating Decision Makers, being the Company's Board of Directors and senior leadership team, include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Operating segments are aggregated if they are similar and demonstrate similar economic characteristics. Unallocated items comprise mainly corporate assets (primarily the Company's headquarters), and head office expenses.

Loss per Share [Policy Text Block]

Loss per Share

Basic loss per share is calculated using the weighted average number of shares outstanding. In order to determine diluted loss per share, any proceeds from the exercise of dilutive stock options and warrants would be used to repurchase common shares at the average market price during the period, with the incremental number of shares being included in the denominator of the diluted loss per share calculation. The diluted loss per share calculation excludes any potential conversion of warrants and options that would increase earnings per share or decrease loss per share. The outstanding stock options and warrants to purchase common shares disclosed in note 12 were not included in the computation of the diluted loss per share for the periods presented because the effect would be anti-dilutive.

Income Taxes [Policy Text Block]

Income Taxes

Tax expense recognised in profit or loss comprises the sum of deferred tax and current tax not recognised in other comprehensive income or directly in equity. Current income tax assets and/or liabilities comprise those obligations to, or claims from, fiscal authorities relating to the current or prior reporting periods, that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the consolidated financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period, adjusted for amendments to tax payable with regards to previous years.

Deferred income taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their tax bases. However, deferred tax is not provided on the initial recognition of goodwill, or on the initial recognition of an asset or liability unless the related transaction is a business combination or affects tax or accounting profit.

Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective period of realization, provided they are enacted or substantively enacted by the end of the reporting period. Deferred tax liabilities are always provided for in full. Deferred tax assets are recognised to the extent that it is probable that they will be able to be utilised against future taxable income. The Company has not recognised deferred tax assets to the extent that the Company does not consider it probable that a deferred tax asset will be recovered.

Deferred tax assets and liabilities are offset only when the Company has a right and intention to offset current tax assets and liabilities from the same taxation authority.

Changes in deferred tax assets or liabilities are recognised as a component of taxable income or expense in profit or loss, except where they relate to items that are recognised in other comprehensive income or directly in equity, in which case the related deferred tax is also recognised in other comprehensive income or equity, respectively.

Restoration, Rehabilitation, and Environmental Obligations [Policy Text Block]

Restoration, Rehabilitation, and Environmental Obligations

An obligation to incur restoration, rehabilitation and environmental costs arises when the Company has a present legal or constructive obligation caused by the exploration, development or ongoing production of a mineral property interest. Such costs arising from the decommissioning of plant and other site preparation work, discounted to their net present value, are provided for and capitalised at the start of each project to the carrying amount of the asset, as soon as the obligation to incur such costs arises. Discount rates using a pre-tax rate that reflect the time value of money are used to calculate the net present value. These costs are charged against profit or loss over the economic life of the related asset, through amortization using either the units-of-production or the straight-line method. The related liability is adjusted for each period for the unwinding of the discount rate and for changes to the current market-based discount rate, amount or timing of the underlying cash flows needed to settle the obligation. Costs for restoration of subsequent site damage which is created on an ongoing basis during production are provided for at their net present values and charged against profits as extraction progresses. The Company had no material restoration, rehabilitation and environmental obligations as at March 31, 2026 or 2025 as the disturbance to date is minimal.

Interest [Policy Text Block]	Interest Interest income and expenses are reported on an accrual basis using the effective interest method.
Leases [Policy Text Block]

Leases

The Company assesses at inception of a contract, whether the contract is, or contains a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset for a period of time, the Company assesses whether the customer has the following through the period of use:

• The right to obtain substantially all of the economic benefits from use of the identified asset; and

• The right to direct the use of the identified asset.

At the lease commencement date, the Company recognises a right-of-use asset and a lease liability. The right-of-use asset is initially measured at cost. The cost of the right-of-use asset is comprised of the initial amount of the lease liability, any lease payments made at or before the commencement date less any lease incentives received, initial direct costs incurred by the Company, and an estimate of the costs to be incurred by the Company in dismantling and removing the underlying asset and restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease.

After the commencement date, the Company measures right-of-use assets related to property and equipment by applying the cost model, whereby the right-of-use asset is measured at cost less accumulated depreciation and impairment losses and adjusted for any remeasurement of the lease liability. The right-of-use asset is depreciated using the straight-line method from the commencement date to the end of the lease term or the end of the useful life of the right-of-use asset. The estimated useful life of the right-of-use assets are determined on the same basis as those of property, plant and equipment. The determination of the depreciation period is dependent on whether the Company expects that the ownership of the underlying asset will transfer to the Company by the end of the lease term or if the cost of the right-of-use asset reflects that the Company will exercise a purchase option.

The lease liability is initially measured at the present value of the lease payments not paid at the lease commencement date, discounted using the interest rate implicit in the lease or the Company's incremental borrowing rate, if the interest rate implicit in the lease cannot be readily determined. The lease payments included in the measurement of the lease liability comprise of fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or rate, amounts expected to be payable by the Company under a residual value guarantee, the exercise price of a purchase option that the Company is reasonably certain to exercise, and payment of penalties for terminating the lease if the lease term reflects the Company exercising an option to terminate the lease. After the commencement date, the Company measures the lease liability at amortised cost using the effective interest method.

The Company remeasures the lease liability when there is a change in the lease term, a change in the Company's assessment of an option to purchase the underlying asset, a change in the Company's estimate of amounts expected to be payable under a residual value guarantee, or a change in future lease payments resulting from a change in an index or a rate used to determine those payments. On remeasurement of the lease liability, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Company has elected to not recognise right-of-use assets and lease liabilities for short-term leases of property and equipment and low value leases of property and equipment. Short-term leases are leases with a term of twelve months or less. The Company recognises the lease payments associated with these leases as an expense on either a straight-line basis over the lease term or another systematic basis if that basis is more representative of the pattern of the lessee's benefit.

Inventories [Policy Text Block]

Inventories

Inventories are comprised of raw materials. Inventories are recorded at the lower of cost and net realizable value. Cost is determined on a standard cost basis, and includes the purchase price and other costs, such as import duties, taxes and transportation costs. Inventory cost is determined on a first-in, first-out basis and any trade discounts and rebates are deducted from the purchase price. Raw material costs include the purchase cost of the materials and freight-in. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and selling costs.

Where inventory is not expected to be sold within a year of the date of statement of financial position, it is presented as a non-current asset.

Government grants [Policy Text Block]

Government grants

Government grants are recognised in profit or loss on a systematic basis over the periods in which the Company recognises expenses as related costs for which funded expenditures are incurred. Government grants are recognised when there is reasonable assurance that the Company will comply with the terms and conditions associated with the grants and the grants will be received. An unconditional government grant is recognised in profit or loss when the Company is entitled to receive the grant funding.

Revenue Recognition [Policy Text Block]

Revenue Recognition

The Company's accounting policy for revenue recognition under IFRS 15, Revenue from Contracts with Customers, follows a five-step model to determine the amount and timing of revenue to be recognized:

1. Identifying the contract with a customer;

2. Identifying the performance obligations within the contract;

3. Determining the transaction price;

4. Allocating the transaction price to the performance obligations; and

5. Recognizing revenue when/as performance obligation(s) are satisfied.

Revenue includes both the sale of products and services. The Company enters into sales contracts with its customers that outline the payment, shipping and return policies under these commercial arrangements. The performance obligation within the sales contracts is primarily the delivery of the Company's patented antimicrobial coating (ZenGUARDTM) technology for use on personal protective equipment including masks. These products are sold for contractually determined prices that include consideration for the products delivered. The transaction price is allocated to the masks based on their selling price and is recognized when the control of these products is obtained by the Company's customers which is generally upon delivery.

Where the consideration payable by the Company's customers includes volume rebates and merchandise discounts, they are considered in determining the transaction price and are estimated and recognised at the time of the sale as a deduction against recognized revenue. To date, these rebates and discounts have been immaterial.

Through its wholly owned subsidiary, Triera Biosciences Ltd., the Company recognizes service revenue to develop multivalent aptamer technology when the Company enters into contracts with its customers that outline the specific aptamer technology to be developed, outline the delivery terms and pricing arrangements. The performance obligation within the sales contracts is primarily the development of the aptamer technology including the aptamer itself. These services are sold for contractually determined prices that include specific timelines. The service revenue is recognized upon the delivery of the aptamer technology to the customer within the agreed upon timeline.

Convertible debentures [Policy Text Block]

Convertible debentures

The Company's convertible debentures are segregated into their debt and equity elements at the date of issue, based on their initial fair values. The debt element of the instruments is classified as a liability, and recorded as the present value of the Company's obligation to make future interest payments in cash, and settle the redemption value of the instrument in cash or shares. The carrying value of the debt element is accreted to the original face value of the instruments, over their deemed life, using the effective interest method. The equity element equals the difference between the fair value of the convertible debenture as a whole and the fair value of the liability element.

On conversion, if the Company settles in shares, the carrying amount of the equity element and the carrying amount of the debt element, including any accrued interest, are reclassified to share capital. Alternatively, if the Company settles in cash, any gain/loss arising from extinguishment of the debentures are recorded in profit (loss) of the current year. Any gain/loss arising from the settlement of the equity element is recognized in equity.

In the event that the instruments are not converted and the conversion option expires at maturity, the Company accounts for the settlement of the instruments at redemption value, which is equal to the stated principal amount of the instruments. The debt element is derecognized, and the carrying amount of the equity element is reclassified to contributed equity. If the Company settles the debt element through issuance of shares, the redemption value of the debt element is credited to share capital.

New Standards, Interpretations and Amendments Adopted [Policy Text Block]

New Standards, Interpretations and Amendments Adopted from April 1, 2025

Certain IFRS accounting standards were issued that were mandatory for accounting periods beginning on or after April 1, 2025. Many have been excluded as management does not expect them to have a material effect. The following amendments are effective for the year beginning April 1, 2025:

IAS 21 - The Effects of Changes in Foreign Exchange Rates

In August 2023, the International Accounting Standards Board (IASB) issued narrow-scope amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates, which were incorporated into Part I of the CPA Canada Handbook - Accounting in November 2023. The amendments specify how to determine whether a currency is exchangeable into another currency and how to determine the spot exchange rate when a currency lacks exchangeability.

A currency is exchangeable into another currency when an entity is able to obtain the other currency within a time frame that allows for a normal administrative delay and through a market or exchange mechanism in which an exchange transaction would create enforceable rights and obligations.

An entity assesses whether a currency is exchangeable into another currency at the measurement date and for a specified purpose. If an entity is able to obtain no more than an insignificant amount of the other currency at the measurement date for the specified purpose, the currency is not exchangeable into the other currency.

When a currency is not exchangeable into another currency at a measurement date, an entity is required to estimate the spot exchange rate as the rate at which an orderly exchange transaction would take place at the measurement date between market participants under prevailing economic conditions.

When an entity estimates a spot exchange rate because a currency is not exchangeable into another currency, the amendments require an entity to disclose information that enables the users of the financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity's financial performance, financial position and cash flows, including the risks to which the entity is exposed because of the currency not being exchangeable into the other currency.

There was no material impact to the financial statement of the Company upon adoption of this standard.

New Standards, Interpretations and Amendments not yet Effective

There are a number of standards, amendments to standards, and interpretations which have been issued by the IASB that are effective in future accounting periods that the Company has decided not to adopt early.

The following amendments are effective for the year beginning April 1, 2026:

Classification and Measurement of Financial Instruments (Amendments to IFRS 7 Financial Instruments: Disclosures and IFRS 9 Financial Instruments)

Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 7 and IFRS 9)

The following amendments are effective for the year beginning April 1, 2027:

IFRS 18 Presentation and Disclosure in Financial Statements

The Company is currently assessing the impact of these new accounting standards and amendments.

In May 2024, the IASB issued amendments to IFRS 9, Financial Instruments, and IFRS 7, Financial Instruments: Disclosures, relating to the classification and measurement of financial instruments and associated disclosure requirements. The amendments clarify the derecognition of financial liabilities settled through electronic payment systems, provide additional guidance for assessing contractual cash flow characteristics of financial assets, and introduce enhanced disclosure requirements for certain equity instruments designated at fair value through other comprehensive income and financial instruments with contingent features. The amendments are effective for annual reporting periods beginning on or after January 1, 2026, with earlier application permitted.

IFRS 18 Presentation and Disclosure in Financial Statements, which was issued by the IASB in April 2024 supersedes IAS 1 and will result in major consequential amendments to IFRS Accounting Standards including IAS 8 Basis of Preparation of Financial Statements (renamed from Accounting Policies, Changes in Accounting Estimates and Errors). Even though IFRS 18 will not have any effect on the recognition and measurement of items in the consolidated financial statements, it is expected to have a significant effect on the presentation and disclosure of certain items. These changes include categorisation and sub-totals in the statement of profit or loss, aggregation/disaggregation and labelling of information, and disclosure of management-defined performance measures.